UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS







THE ADVISORS' INNER CIRCLE FUND                      HAVERFORD QUALITY GROWTH
                                                     STOCK FUND
                                                     JANUARY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.3%
---------------------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                              --------------  ---------------
CONSUMER DISCRETIONARY -- 15.6%
    Gannett                                                            8,625  $      690,345
    Home Depot                                                        16,525         681,821
    Johnson Controls                                                   5,350         316,506
    McGraw-Hill                                                        6,150         556,575
    Target                                                             6,075         308,428
                                                                              ---------------
                                                                                   2,553,675
                                                                              ---------------
CONSUMER STAPLES -- 23.5%
    Anheuser-Busch                                                    14,100         693,438
    Coca-Cola                                                         11,325         469,874
    Colgate-Palmolive                                                 11,875         623,913
    PepsiCo                                                            9,850         528,945
    Procter & Gamble                                                   8,500         452,455
    Sysco                                                             16,125         563,891
    Wal-Mart Stores                                                    9,950         521,380
                                                                              ---------------
                                                                                   3,853,896
                                                                              ---------------
ENERGY -- 4.8%
    Exxon Mobil                                                       15,175         783,030
                                                                              ---------------
FINANCIAL SERVICES -- 19.2%
    Aflac                                                             10,500         414,855
    American International Group                                      12,875         853,484
    Citigroup                                                         14,350         703,867
    MBNA                                                              19,200         510,336
    Wells Fargo                                                       10,900         668,170
                                                                              ---------------
                                                                                   3,150,712
                                                                              ---------------
HEALTH CARE -- 16.2%
    Abbott Laboratories                                               10,775         485,090
    Becton Dickinson                                                   5,250         297,413
    Johnson & Johnson                                                 13,175         852,423
    Medtronic                                                          6,200         325,438
    Pfizer                                                            29,025         701,244
                                                                              ---------------
                                                                                   2,661,608
                                                                              ---------------
INDUSTRIAL -- 5.1%
    General Electric                                                  23,200         838,216
                                                                              ---------------
INFORMATION TECHNOLOGY -- 12.9%
    Automatic Data Processing                                         10,450         454,366
    Intel                                                             21,400         480,430
    International Business Machines                                    5,375         502,133
    Microsoft                                                         25,550         671,454
                                                                              ---------------
                                                                                   2,108,383
                                                                              ---------------

    Total Common Stock
        (Cost $15,270,978)                                                        15,949,520
                                                                              ---------------
---------------------------------------------------------------------------------------------
CASH EQUIVALENT -- 3.5%
---------------------------------------------------------------------------------------------
    SEI Daily Income Trust, Prime Obligation Fund                    574,996         574,996
                                                                              ---------------

    Total Cash Equivalent
        (Cost $574,996)                                                              574,996
                                                                              ---------------




THE ADVISORS' INNER CIRCLE FUND                      HAVERFORD QUALITY GROWTH
                                                     STOCK FUND
                                                     JANUARY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------------------
                                                                                   VALUE
                                                                              ---------------

    Total Investments -- 100.8%
        (Cost $15,845,974)+                                                   $ 16,524,516
                                                                              ===============


         PERCENTAGES ARE BASED ON NET ASSETS OF $16,398,841.

       + AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $15,845,974, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $919,618 AND $(241,076), RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.








         HIM-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


By (Signature and Title)*                   /s/ Peter J. Golden
                                            -------------------------------
                                            Peter J. Golden
                                            Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.